THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY

GROWTH STOCK FUND
JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value

COMMUNICATION SERVICES — 0.9%
Comcast, Cl A	70,827	$2,657,429

CONSUMER DISCRETIONARY — 14.6%
Dollar General	46,125	11,458,834
Lowe’s	65,900	12,621,827
NIKE, Cl B	47,300	5,435,716
Starbucks	66,500	5,637,870
TJX	134,800	8,244,368

		43,398,615

CONSUMER STAPLES — 10.9%
Coca-Cola	84,500	5,422,365
Costco Wholesale	24,440	13,229,372
PepsiCo	78,600	13,751,856

		32,403,593

FINANCIAL SERVICES — 9.7%
Aon PLC, Cl A	10,000	2,910,400
BlackRock, Cl A	16,240	10,867,483
JPMorgan Chase	74,305	8,571,825
S&P Global	17,200	6,483,196

		28,832,904

HEALTH CARE — 23.5%
Baxter International	131,900	7,737,254
Becton Dickinson	31,055	7,587,047
CVS Health	149,500	14,304,160
Embecta *	5,011	147,474
Johnson & Johnson	49,340	8,610,817
Medtronic	76,000	7,031,520
Thermo Fisher Scientific	11,430	6,839,826
UnitedHealth Group	32,435	17,590,798

		69,848,896

INDUSTRIAL — 8.5%
Honeywell International	49,275	9,483,466

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY

GROWTH STOCK FUND
JULY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIAL — continued
Raytheon Technologies	170,455	$15,888,111

		25,371,577

INFORMATION SERVICES — 24.8%
Accenture, Cl A	48,175	14,754,075
Apple	112,270	18,244,998
Mastercard, Cl A	40,535	14,340,878
Microsoft	50,000	14,037,000
Oracle	78,235	6,089,812
Texas Instruments	36,500	6,529,485

		73,996,248

MATERIALS — 4.4%
Air Products & Chemicals	27,770	6,893,347
DuPont de Nemours	100,700	6,165,861

		13,059,208

TOTAL COMMON STOCK

(Cost $147,970,745)		289,568,470

CASH EQUIVALENT (A) — 2.7%

SEI Daily Income Trust, Government Fund, Cl F, 1.440%
(Cost $7,904,585)	7,904,585	7,904,585

TOTAL INVESTMENTS — 100.0%
(Cost $155,875,330)		$297,473,055

Percentages	are based on Net Assets of $297,752,327.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY

GROWTH STOCK FUND
JULY 31, 2022 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3800

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